Revenues - Schedule of detailed information about revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of products and services [line items]
Vanadium sales from contracts with customers	$ 198,577	$ 229,251
Iron ore sales from contracts with customers	107	0
Total revenue	198,684	229,251
V2O5 revenues [Member]
Disclosure of products and services [line items]
Produced products	115,534	123,529
Purchased products	9,028	3,184
Total revenue	124,562	126,713
V2O3 revenues [Member]
Disclosure of products and services [line items]
Produced products	13,788	8,534
Purchased products	1,155	962
Total revenue	14,943	9,496
FeV revenues [Member]
Disclosure of products and services [line items]
Produced products	57,686	71,025
Purchased products	1,386	22,017
Total revenue	$ 59,072	$ 93,042